Share Capital - Stock Option Plans (Details)	Jun. 08, 2026 shares € / shares	Jun. 30, 2026 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in euro per share)		€ 0.03
AGA 2026 - P
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of share options granted (in shares) | shares	1,663,202
Par value per share (in euro per share)	€ 0.03
Duration of the holding period	1 year